PROPERTY AND EQUIPMENT, NET - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Impairment charges of long-lived assets	$ 0	$ 0
Capitalized interest	$ 0	$ 0